Consolidated Statements Of Shareholders' Equity (USD $) In Millions	Total	Common shares at par value	Additional paid-in- capital	Other reserves	Treasury shares	Retained earnings	Accumulated other comprehensive (loss) income
Balance at Jan. 28, 2011	$ 1,939.0	$ 15.5	$ 196.8	$ 235.2		$ 1,662.3	$ (170.8)
Net income	324.4					324.4
Other comprehensive income	11.6						11.6
Dividends	(17.4)					(17.4)
Repurchase of common shares	(12.7)				(12.7)
Share options exercised	14.6	0.1	14.5
Share-based compensation expense	19.6		19.6
Balance at Jan. 28, 2012	2,279.1	15.6	230.9	235.2	(12.7)	1,969.3	(159.2)
Net income	359.9					359.9
Other comprehensive income	(16.5)						(16.5)
Dividends	(39.5)					(39.5)
Repurchase of common shares	(287.2)				(287.2)
Net settlement of equity based awards	(11.5)		(7.4)		10.8	(14.9)
Share options exercised	29.9	0.1	7.1		29.1	(6.4)
Share-based compensation expense	15.7		15.7
Balance at Feb. 02, 2013	2,329.9	15.7	246.3	235.2	(260.0)	2,268.4	(175.7)
Net income	368.0					368.0
Other comprehensive income	(2.8)						(2.8)
Dividends	(48.2)					(48.2)
Repurchase of common shares	(104.7)				(104.7)
Net settlement of equity based awards	(2.7)		(1.7)		7.1	(8.1)
Share options exercised	9.2		(0.2)		11.4	(2.0)
Share-based compensation expense	14.4		14.4
Balance at Feb. 01, 2014	$ 2,563.1	$ 15.7	$ 258.8	$ 235.2	$ (346.2)	$ 2,578.1	$ (178.5)